Summary of significant accounting and reporting policies - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2020
Disclosure of detailed information about intangible assets [line items]
Public and private equity offering proceeds, net of transaction costs paid	$ 25,450	$ 30,111	$ 9,852
Proceeds from convertible debt, net of transaction cost	0	0	39,682
Net losses	40,990	9,008	20,263
Accumulated deficit	93,362	65,099	383,554
Increase (decrease) in working capital	71,000
Right-of-use assets	2,146	2,602	3,374	$ 4,656
Lease liabilities	3,116	3,569	4,620		$ 5,776
Lease liabilities	1,645	2,278	3,373		4,762
Lease liabilities	$ 1,471	1,291	1,247		$ 1,014
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16	14.20%
Equity	$ 6,071	(2,104)	24,306	$ 36,806
Period of the maintenance	1 year
Revenue from development contracts where no related incremental costs were identified	$ 214	236
Performance obligation	88	1,643	4,273
Contract liabilities	190	271	765
Proceeds from current borrowings	$ 9,000
Licenses
Disclosure of detailed information about intangible assets [line items]
Life used to compute amortization in the case of perpetual licenses	5 years
Bottom of range | Capitalized development costs
Disclosure of detailed information about intangible assets [line items]
Life used to compute amortization in the case of perpetual licenses	3 years
Top of range | Capitalized development costs
Disclosure of detailed information about intangible assets [line items]
Life used to compute amortization in the case of perpetual licenses	5 years
Within one year
Disclosure of detailed information about intangible assets [line items]
Performance obligation		1,276	4,017
Later than one year
Disclosure of detailed information about intangible assets [line items]
Performance obligation		$ 367	$ 256
IFRS 16
Disclosure of detailed information about intangible assets [line items]
Right-of-use assets	$ 2,146